S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 04, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Dr. Paritosh M. Chakrabarti	PMC Group N.A., Inc.	Chemicals Company	Chief Executive Officer
Edward Krynski	PMC Group International Inc.	Chemicals Company	Controller
Dr. George M. Constantinides	University of Chicago	Educational Institution	Professor
Andrew Ang	Wilshire Indexes	Benchmark Platform	Director
Dr. Raj Chakrabarti	PMC Group International Inc.	Chemicals Company	President